Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Feb. 27, 2015
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	false
Document Fiscal Year Focus	Dec. 31, 2015
Document Fiscal Period Focus	2015
Entity Registrant Name	FY
Entity Central Index Key	Compass Diversified Holdings
Current Fiscal Year End Date	0001345126
Entity Well-known Seasoned Issuer	--12-31
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Filer Category	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding			54,300,000
Entity Public Float		$ 742,289,290